Boston Common ESG Impact U.S. Equity Fund
Schedule of Investments
December 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS - 98.2%
Communication Services - 11.1%
9	Alphabet, Inc. - Class A1	$15,774
1,284	Alphabet, Inc. - Class C1	2,249,414
1,129	Netflix, Inc.[1]	610,484
10,380	The New York Times Company - Class A	537,373
21,335	Verizon Communications, Inc.	1,253,431
4,555	Walt Disney Company	825,275
		5,491,751
Consumer Discretionary - 10.5%
2,580	Advance Auto Parts, Inc.	406,376
237	Booking Holdings, Inc.[1]	527,863
3,140	Home Depot, Inc.	834,047
6,415	Mohawk Industries, Inc.[1]	904,194
4,880	PVH Corp.[1]	458,183
5,276	Target Corp.	931,372
7,960	TJX Companies, Inc.	543,589
3,067	TopBuild Corp.	564,573
		5,170,197
Consumer Staples - 5.8%
5,005	Colgate-Palmolive Company	427,978
2,048	The Estee Lauder Companies, Inc. - Class A	545,157
4,345	Kimberly-Clark Corp.	585,836
11,625	Mondelez International, Inc. - Class A	679,714
4,555	Procter & Gamble Company	633,783
		2,872,468
Financials - 9.5%
2,460	Aon PLC	519,724
18,265	Citigroup, Inc.	1,126,220
2,475	CME Group, Inc.	450,574
17,240	Morgan Stanley	1,181,457
4,950	PNC Financial Services Group, Inc.	737,550
4,385	T. Rowe Price Group, Inc.	663,845
		4,679,370
Health Care - 13.1%
6,735	Agilent Technologies, Inc.	798,030
2,140	Amgen, Inc.	492,029
2,167	Biogen, Inc.[1]	530,612
8,910	Cerner Corp.	699,257
3,435	Danaher Corp.	763,051
10,070	Gilead Sciences, Inc.	586,678
12,020	Merck & Company, Inc.	983,236
7,540	Novo Nordisk A/S - ADR	526,669
1,120	Regeneron Pharmaceuticals, Inc.[1]	541,083
2,075	Waters Corp.[1]	513,396
		6,434,041
Industrials - 8.6%
3,265	3M Company	570,689
2,770	Carlisle Companies, Inc.	432,619
16,410	Carrier Global Corp.	618,985
3,785	Cummins, Inc.	859,573
8,175	Emerson Electric Company	657,025
2,545	Kansas City Southern	519,511
7,941	Wabtec Corp.	581,281
		4,239,683
Information Technology - 32.4%
2,255	Adobe, Inc.[1]	1,127,771
3,435	Analog Devices, Inc.	507,453
25,350	Apple, Inc.	3,363,691
6,485	Applied Materials, Inc.	559,656
16,085	Ciena Corp.[1]	850,092
12,190	First Solar, Inc.[1]	1,205,835
2,787	Intuit, Inc.	1,058,642
13,700	Micron Technology, Inc.[1]	1,029,966
15,796	Microsoft Corp.	3,513,346
2,130	salesforce.com, Inc.[1]	473,989
8,725	Visa, Inc. - Class A	1,908,419
2,470	VMware, Inc.[1]	346,442
		15,945,302
Materials - 2.1%
3,880	AptarGroup, Inc.	531,133
2,397	Ecolab, Inc.	518,615
		1,049,748
Real Estate -3.5%
2,405	Alexandria Real Estate Equities, Inc. - REIT	428,619
20,220	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	1,282,555
		1,711,174
Utilities - 1.6%
2,700	American Water Works Company, Inc.	414,369
8,085	Avangrid, Inc.	367,463
		781,832

TOTAL COMMON STOCKS (Cost $28,819,584)		48,375,566

SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
889,313	First American Treasury Obligations Fund - Class X, 0.040% [2]	889,313

TOTAL SHORT-TERM INVESTMENTS (Cost $889,313)		889,313

TOTAL INVESTMENTS - 100.0% (Cost $29,708,897)		49,264,879
Liabilities in Excess of Other Assets - (0.0)% [3]		(23,483)
NET ASSETS - 100.0%		$49,241,396

	ADR	American Depositary Receipt
	REIT	Real Estate Invesmtent Trust
	[1]	Non-income producing security.
	[2]	Annualized seven-day effective yield as of December 31, 2020.
	[3]	Does not round to 0.1% or (0.10%, as applicable.

*
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Service, LLC.

Boston Common ESG Impact U.S. Equity Fund
Summary of Fair Value Exposure at December 31, 2020 (Unaudited)

The Boston Common ESG Impact U.S. Equity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2020. See Schedule of Investments for industry breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks	$48,375,566	$-	$-	$48,375,566
Short-Term Investments	889,313	-	-	889,313
Total Investments in Securities	$49,264,879	$-	$-	$49,264,879